ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER
ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2017	2016
Accounts payable	$5,158	$6,028
Provisions	1,651	1,427
Other liabilities	11,156	4,460
Total	$17,965	$11,915
The current and non-current balances of accounts payable and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
Current	$11,148	$7,721
Non-current	6,817	4,194
Total	$17,965	$11,915

Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The benefit plans’ in-year valuation change was an increase of $4 million (2016 – decrease of $40 million). The discount rate used was 4% (2016 – 4%) with an increase in the rate of compensation of 3% (2016 – 3%), and an investment rate of 5% (2016 – 4%).

AS AT DEC. 31 (MILLIONS)	2017	2016
Plan assets	$516	$592
Less accrued benefit obligation:
Defined benefit pension plan	(685)	(790)
Other post-employment benefits	(90)	(88)
Net liability	(259)	(286)
Less: net actuarial gains (losses)	(2)	2
Accrued benefit liability	$(261)	$(284)